BBB Foods Inc. Separate Condensed Financial Information - Summary of Condensed Statements of Profit or Loss of BBB Foods Inc. (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Administrative expenses	$ (1,386,929)	$ (952,090)	$ (623,874)
Operating profit	793,863	520,269	394,053
Finance income	26,069	19,840	7,988
Finance costs	1,527,107	1,168,786	1,004,535
Exchange rate fluctuation	606,270	264,930	(122,368)
Financial costs - net	894,768	884,016	1,118,915
Loss before income tax	(100,905)	(363,747)	(724,862)
Income tax expense (Note 17)	(205,248)	(201,363)	(91,812)
Net loss for the year	(306,153)	(565,110)	(816,674)
BBB Foods Inc.
Disclosure of subsidiaries [line items]
Equity method in investments in subsidiaries	(245,727)	(211,515)	(149,294)
Administrative expenses	(433)	(144)	(4,681)
Operating profit	(246,160)	(211,659)	(153,975)
Finance income	262	697	144
Finance costs	(708,538)	(619,052)	(540,488)
Exchange rate fluctuation	638,806	264,902	(122,354)
Financial costs - net	(69,470)	(353,453)	(662,698)
Loss before income tax	(315,630)	(565,110)	(816,674)
Net loss for the year	$ (315,630)	$ (565,110)	$ (816,674)